Investments (Selected Information Regarding Marketable Equity and Debt Securities) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales		$ 1,804	$ 1,831	$ 1,422
Realized gains	[1]	140	166	128
Realized losses	[1]	91	71	55
Virginia Electric and Power Company
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sales		887	849	733
Realized gains	[1]	60	75	63
Realized losses	[1]	$ 27	$ 30	$ 27

[1]	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability as discussed in Note 2.